Note Related party transactions (Related party transactions table) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Beginning of period	$ 182,989	$ 136,551
New loans	1,068	17,608
Payments	(12,040)	(22,796)
Other Changes	(38,698)	51,626
End of period	$ 133,319	$ 182,989